SHARE CAPITAL (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of classes of share capital [abstract]
Summary of Share Capital
At June 30, 2022, total authorized shares of the Company were unlimited. Shares have no par value.

	SHARES	USD
Issued and fully paid ordinary shares
As at January 1, 2022	33,806,422	—
Shares issued	2,660,877	—
As at June 30, 2022	36,467,299	—
As at January 1, 2021	28,556,422	64
Shares issued	—	—
As at June 30, 2021	28,556,422	64